Valuation Allowance for Deferred Tax Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		$ 505.7	$ 435.5
GFI Joint Venture Holdings
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		292.1	305.3
Gold Fields Operations
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		27.7	26.4
Abosso Goldfields Limited
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	[1]	25.5
Gold Fields La Cima
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	[2]	68.1
Exploration Entities
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets		$ 92.3	$ 103.8

[1]	A full valuation allowance against the net deferred tax asset at Abosso Gold Fields Limited (Damang) was recognized in fiscal 2015, as Damang no longer has sufficient profit history and it is no longer probable that Damang will earn future taxable profits in order to utilize the net deferred tax asset.
[2]	A valuation allowance was recognized against a portion of the deferred tax asset relating to property, plant and equipment at Gold Fields La Cima in fiscal 2015, as it became probable that a portion of the gross deferred tax asset will not be recovered over the life of mine.